Note 1 - Corporate Information	12 Months Ended
Nov. 30, 2020
Statement Line Items [Line Items]
Disclosure of corporate information [text block]
1.	Corporate Information

GoldMining Inc. is a corporation organized under the laws of British Columbia and was incorporated in the Province of British Columbia, Canada, on
September 9, 2009,
and domiciled in Canada. Together with its subsidiaries (collectively, the "Company" or "GoldMining"), the Company is a public mineral exploration company with a focus on the acquisition, exploration and development of projects in Brazil, Colombia, United States, Canada, Peru and other regions of the Americas. GoldMining Inc. changed its name from Brazil Resources Inc. on
December 5, 2016
and continued under the Canada Business Corporations Act on
December 6, 2016.

GoldMining Inc.'s common shares (the "GoldMining Shares") are listed on the Toronto Stock Exchange (the "TSX") under the symbol "GOLD". The GoldMining Shares are listed on the NYSE American (the "NYSE") under the symbol GLDG and on the Frankfurt Stock Exchange under the symbol "BSR". As at
November 30, 2020,
the head office and principal address of the Company was Suite
1830,
1030
West Georgia Street, Vancouver, British Columbia,
V6E
2Y3,
Canada.